Organization and Description of Business (Details) $ / shares in Units, $ in Millions			12 Months Ended
	May 16, 2018 USD ($) $ / shares shares	Jun. 09, 2017 class	Dec. 31, 2018 USD ($) class
Subsidiary, Sale of Stock [Line Items]
Payments of costs related to initial public offering			$ 7.4
Number of classes of stock | class		2	3
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares sold (in shares) | shares	23,805,000
Stock price (in dollars per share) | $ / shares	$ 15
Proceeds from sale of stock, net	$ 332.1
Payments of costs related to initial public offering	$ 7.4
LLC Units Converted Into Class B And Class C Common Stock
Subsidiary, Sale of Stock [Line Items]
Conversion ratio	1		1
Pluralsight Holdings
Subsidiary, Sale of Stock [Line Items]
Ownership interest			100.00%
Pluralsight Holdings | Continuing Members
Subsidiary, Sale of Stock [Line Items]
Ownership interest			51.40%
Pluralsight Holdings | Pluralsight, Inc.
Subsidiary, Sale of Stock [Line Items]
Ownership interest			48.60%